Other payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of other payables and accrued expense
Other payables and accrued expenses consist of the following:

	December 31,
	2021	2022

Governmental authorities	$13,717	$14,384
Accrued expenses	5,957	6,809
Contingent consideration related to business combinations	7,079	3,883
Accrued retention bonus related to business combinations	—	497
Fair value of future hedging transactions	—	346
Other	1,446	2,071
Total other payables and accrued expenses	$28,199	$27,990